CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized gain (loss) on marketable securities, tax benefit (expense)	$ 3,369	$ (674)	$ 480
Reclassification of unrealized gains on marketable securities to income, tax benefit (expense)	300	315	519
Unrealized gain (loss) on cash flow hedges, tax benefit (expense)	(452)	(181)	3
Reclassification of unrealized losses (gains) on cash flow hedges to earnings, tax benefit (expense)	$ 592	$ (15)	$ 31